Document And Entity Information	May 23, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 23, 2023
Entity Registrant Name	The Lincoln National Life Insurance Company
Entity Incorporation State Country Code	IN
Entity File Number	000-55871
Entity Tax Identification Number	35-0472300
Entity Address Address Line	1301 South Harrison Street
Entity Address City Or Town	Fort Wayne
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46802
City Area Code	260
Local Phone Number	455-2000
Written Communications	false
Soliciting Material	false
Pre-Commencement Tender Offer	false
Pre-Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000726865
Amendment Flag	false